CONSOLIDATED BALANCE SHEETS	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 49,010,541	$ 7,565,924	¥ 181,482,300
Accounts receivable, net of allowance for doubtful accounts of RMB480,926 and RMB991,743 as of December 31, 2014 and 2015, respectively	7,153,663	1,104,335	11,804,750
Advances to suppliers	898,126	138,647	733,339
Prepayments and other current assets	9,463,149	1,460,858	56,573,321
Deferred costs			9,745
Amounts due from a related party	10,732,643	1,656,835	5,250,000
Total current assets	77,258,122	11,926,599	255,853,455
Investments in equity investees	267,539,694	41,301,012	39,223,925
Property, equipment and software, net	33,846,518	5,225,002	36,346,230
Goodwill	10,342,694	1,596,637	9,746,054
Intangible assets, net	78,876,486	12,176,431	97,539,341
Land use right, net	68,352,386	10,551,790	70,273,296
Other long-lived assets, net	1,879,021	290,071	8,348,409
TOTAL ASSETS	538,094,921	83,067,542	517,330,710
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of 15,458,464 and 7,292,389 as of December 31, 2014 and December 31, 2015 respectively)	41,248,455	6,367,665	40,213,660
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of 443,467 and 266,323 as of December 31, 2014 and December 31, 2015 respectively)	551,445	85,128	932,431
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of 7,192,127 and 8,913,065 as of December 31, 2014 and December 31, 2015 respectively)	19,605,593	3,026,582	16,833,165
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of 7,203,895 and 11,865,648 as of December 31, 2014 and December 31, 2015 respectively)	77,730,267	11,999,485	6,304,956
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of 4,990,959 and 4,732,678 as of December 31, 2014 and December 31, 2015 respectively)	18,552,217	2,863,969	20,434,962
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of 169,998,682 as of both December 31, 2014 and December 31, 2015)	169,998,682	26,243,274	169,998,682
Warrants (including warrants of consolidated VIEs without recourse to the Group of nil as of both December 31, 2014 and December 31, 2015)	64,414,941	9,943,953
Accrued expense and other current liabilities (including accrued expense and other current liabilities of the consolidated VIEs without recourse to the Group of 26,346,672 and 19,082,615 as of December 31, 2014 and December 31, 2015 respectively)	35,864,424	5,536,514	41,872,851
Total current liabilities	427,966,024	66,066,570	296,590,707
Long-term accounts payable (including long-term accounts payable of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2014 and December 31, 2015)			18,992,201
Long-term debt (including long-term debt of consolidated VIEs without recourse to the Group of nil as of both December 31, 2014 and December 31, 2015)	31,726,575	4,897,739
Convertible notes (including convertible notes of consolidated VIEs without recourse to the Group of nil as of both December 31, 2014 and December 31, 2015)	135,182,536	20,868,587
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2014 and December 31, 2015)	5,690,705	878,494	5,362,427
TOTAL LIABILITIES	¥ 600,565,840	$ 92,711,390	¥ 320,945,335
Commitments and contingencies (Note 33)
Redeemable noncontrolling interest (Note 31)	¥ 178,605,097	$ 27,571,876	¥ 131,497,104
SHAREHOLDERS' EQUITY (DEFICITS):
Ordinary shares (US$0.01 par value; 23,201,601 and 23,701,601 shares issued and outstanding as of December 31, 2014 and December 31, 2015, respectively)	1,917,620	296,030	1,885,153
Additional paid-in capital	2,080,041,288	321,103,042	2,075,900,461
Statutory reserves	28,071,982	4,333,567	28,071,982
Accumulated other comprehensive loss	(3,372,588)	(520,638)	(8,638,604)
Accumulated deficit	(2,304,020,698)	(355,679,505)	(1,999,192,344)
The9 Limited shareholders' equity (deficit)	(197,362,396)	(30,467,504)	98,026,648
Noncontrolling interest	(43,713,620)	(6,748,220)	(33,138,377)
Total shareholders' equity (deficit)	(241,076,016)	(37,215,724)	64,888,271
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT)	¥ 538,094,921	$ 83,067,542	¥ 517,330,710